Share-based payments - Schedule of Share Options Transactions (Detail)				12 Months Ended
	May 14, 2023 shares	May 14, 2023 USD ($)	Jan. 20, 2022	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Balance, beginning of year						1,455,625			2,030,125	1,886,375
Granted	12,500	1.902	312,500			0			12,500	312,500
Extended | shares				0			0			50,000
Exercised				(489,166)		(489,166)	(330,750)		(330,750)	0
Expired						(53,334)			0	0
Cancelled				(53,334)		0	(256,250)		(256,250)	(218,750)
Balance, end of year						913,125			1,455,625	2,030,125
Balance, beginning of year					$ 8.34			$ 9.12		$ 7.86
Granted					0			16		16
Extended				$ 0	0	$ 0	$ 0	0	$ 0	10
Exercised					4.21			7.55		0
Expired					15			0		0
Cancelled					0			15.85		8.28
Balance, end of year				$ 10.17	$ 10.17	$ 10.17	$ 8.34	$ 8.34	$ 8.34	$ 9.12